RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	1 Months Ended
	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		$ 3,484,434	$ 8,518,358
Amount due to related parties		53,774,882
Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		185,047,211	9,619,438
Amount due to related parties		53,774,882
Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		397,590	919,964
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 3,060,113	886,844	3,320,113
Repayments of Debt	$ 260,000
Guangzhou 88 Technology Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties			786,586
Fast Connection Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		$ 2,200,000	2,200,000
Officer of the Company
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties			$ 1,291,695